Income Taxes (Details) - Schedule of total loss before income taxes consists - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Sep. 26, 2021	Jun. 27, 2021	Sep. 27, 2020	Jun. 28, 2020	Jun. 27, 2021	Jun. 28, 2020
Schedule of total loss before income taxes consists [Abstract]
U.S.					$ (123,360)	$ (81,208)
Foreign					(4,136)	(1,421)
Total loss before tax	$ 9,320	$ (127,496)	$ (40,648)	$ (82,629)	$ (127,496)	$ (82,629)